Employee Benefit Plans - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans [Abstract]
Company Healthcare Plans, Total Costs Net of Employee Contributions	$ 66.8	$ 59.7	$ 59.0
Retirement Investment Plan, Maximum Employee Contribution	100.00%
Retirement Investment Plan, Company Match	50% of the first 6% of each participant’s elective deferrals
Retirement Investment Plan, Age Requirement	21
Retirement Investment Plan, Company Match, Vesting Percentage	100.00%
Retirement Investment Plan, Company Match, Vesting Period	3
Retirement Investment Plan, Company Match, Total Costs	12.4	12.0	12.2
Retirement Investment Plan, Company Match, Funded by Plan Forfeiture Account	1.7	1.6	1.2
Senior Management Bonus Program, Total Costs	$ 13.0	$ 11.3	$ 13.3